Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	$ 8,279	$ 7,653
Interest-bearing demand deposits	21,801	75,346
Cash and cash equivalents	30,080	82,999
Available-for-sale securities	217,624	146,313
Loans, net of allowance for loan losses of $2,052 and $3,673 at December 31, 2022 and 2021, respectively	458,823	450,699
Premises and equipment	12,144	12,757
Federal Home Loan Bank stock	2,499	3,704
Foreclosed assets held for sale, net	3,519	415
Core deposit intangible assets	410	560
Goodwill	682	682
Accrued interest receivable	3,403	2,345
Deferred federal income tax	2,423	0
Bank-owned life insurance	19,000	18,809
Other assets	6,793	5,173
Total Assets	757,400	724,456
Deposits
Demand	402,341	408,296
Savings	145,836	140,598
Time	101,736	56,242
Total deposits	649,913	605,136
Securities sold under repurchase agreements	18,106	15,701
Subordinated debentures	23,726	23,665
Deferred federal income tax		1,681
Interest payable and other liabilities	5,918	6,572
Total liabilities	697,663	652,755
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued
Common stock, $1 par value; authorized 10,000,000 shares; issued 2022 -6,043,851 shares, 2021 - 6,053,851 shares; outstanding 2022 - 5,742,130, 2021 - 5,791,583	6,044	6,054
Additional paid-in capital	24,814	23,635
Retained earnings	41,945	37,847
Stock held by deferred compensation plan; 2022 - 174,237 shares, 2021 - 172,538 shares	(1,902)	(1,738)
Unearned ESOP compensation
Accumulated other comprehensive (Loss) income	(9,336)	6,964
Treasury stock, at cost 2022 - 129,363 shares, 2021 - 84,363 shares	(1,828)	(1,061)
Total stockholders' equity	59,737	71,701
Total liabilities and stockholders' equity	$ 757,400	$ 724,456